united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2018

Item 1. Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018
Shares		Value
	COMMON STOCKS - 24.5%
	AEROSPACE/DEFENSE - 0.9%
3,001	Arconic, Inc.	$61,010
189	Boeing Co.	67,069
337	General Dynamics Corp.	58,159
391	Harris Corp.	58,146
265	Huntington Ingalls Industries, Inc.	57,897
308	L3 Technologies, Inc.	58,357
189	Lockheed Martin Corp.	55,538
222	Northrop Grumman Corp.	58,153
318	Raytheon Co.	55,663
483	Rockwell Collins, Inc.	61,834
915	Textron, Inc.	49,071
188	TransDigm Group, Inc. *	62,087
468	United Technologies Corp.	58,130
		761,114
	APPAREL & TEXTILE PRODUCTS - 0.9%
10,061	Nike, Inc.	754,977

	COMMERCIAL SERVICES - 1.4%
2,152	Cintas Corp.	391,384
12,542	Robert Half International, Inc.	759,167
		1,150,551
	DISTRIBUTORS - CONSUMER STAPLES - 0.9%
10,384	Sysco Corp.	740,691

	DISTRIBUTORS - DISCRETIONARY - 0.5%
7,709	Copart, Inc. *	377,047

	GAMING, LODGING & RESTAURANTS - 0.9%
2,669	Carnival Corp.	149,571
2,073	Hilton Worldwide Holdings, Inc.	147,535
1,293	Marriott International, Inc.	151,139
3,527	Norwegian Cruise Line Holdings Ltd. *	155,435
1,469	Royal Caribbean Cruises Ltd.	153,848
		757,528
	HARDWARE - 2.9%
540	Apple, Inc.	118,184
641	Arista Networks, Inc. *	147,654
3,520	Cisco Systems, Inc.	161,040
865	F5 Networks, Inc. *	151,617
16,130	FLIR Systems, Inc.	746,980
7,464	Hewlett Packard Enterprise Co.	113,826
4,741	HP, Inc.	114,448
5,197	Juniper Networks, Inc.	152,116
1,270	Motorola Solutions, Inc.	155,651
1,419	NetApp, Inc.	111,377
2,609	Seagate Technology PLC	104,960
2,582	Western Digital Corp.	111,207
3,787	Xerox Corp.	105,544
		2,294,604

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018
Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 2.0%
540	Aetna, Inc.	$107,136
401	Anthem, Inc.	110,504
848	Centene Corp. *	110,511
533	Cigna Corp.	113,961
2,765	HCA Healthcare, Inc.	369,210
330	Humana, Inc.	105,735
929	IQVIA Holdings, Inc. *	114,202
414	UnitedHealth Group, Inc.	108,199
3,094	Universal Health Services, Inc.	376,107
379	WellCare Health Plans, Inc. *	104,600
		1,620,165
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
954	Cboe Global Markets, Inc.	107,659
585	CME Group, Inc.	107,195
1,461	Intercontinental Exchange, Inc.	112,555
1,245	Nasdaq, Inc.	107,954
		435,363
	MEDIA - 0.5%
102	Booking Holdings, Inc. *	191,207
1,502	Expedia, Inc.	188,396
		379,603
	MEDICAL EQUIPMENT & DEVICES - 1.8%
777	Abbott Laboratories	53,566
137	Abiomed, Inc. *	46,744
1,716	Agilent Technologies, Inc.	111,180
769	Baxter International, Inc.	48,070
237	Becton Dickinson and Co.	54,629
1,479	Boston Scientific Corp. *	53,451
524	Danaher Corp.	52,086
329	Edwards Lifesciences Corp. *	48,560
1,440	Hologic, Inc. *	56,146
228	IDEXX Laboratories, Inc. *	48,363
331	Illumina, Inc. *	102,991
100	Intuitive Surgical, Inc. *	52,118
580	Medtronic PLC	52,096
199	Mettler-Toledo International, Inc. *	108,817
1,254	PerkinElmer, Inc.	108,446
495	ResMed, Inc.	52,430
336	Stryker Corp.	54,506
459	Thermo Fisher Scientific, Inc.	107,245
496	Varian Medical Systems, Inc. *	59,208
566	Waters Corp. *	107,365
437	Zimmer Biomet Holdings, Inc.	49,639
		1,427,656
	OIL, GAS & COAL - 1.0%
2,955	HollyFrontier Corp.	199,285
2,717	Marathon Petroleum Corp.	191,413
1,832	Phillips 66	188,366
2,075	Valero Energy Corp.	189,012
		768,076

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018
Shares		Value
	RETAIL - CONSUMER STAPLES - 0.9%
24,851	The Kroger Co.	$739,566

	RETAIL - DISCRETIONARY - 2.3%
122	Amazon.com, Inc. *	194,957
10,605	Best Buy Co., Inc.	744,047
6,818	eBay, Inc. *	197,927
2,056	Home Depot, Inc.	361,609
3,946	Lowe's Cos, Inc.	375,738
		1,874,278
	SEMICONDUCTORS - 0.9%
3,623	Advanced Micro Devices, Inc. *	65,975
773	Analog Devices, Inc.	64,708
290	Broadcom Ltd.	64,812
1,466	Intel Corp.	68,726
902	Microchip Technology, Inc.	59,334
1,575	Micron Technology, Inc. *	59,409
265	NVIDIA Corp.	55,870
949	Qorvo, Inc. *	69,761
988	QUALCOMM, Inc.	62,135
768	Skyworks Solutions, Inc.	66,632
656	Texas Instruments, Inc.	60,896
759	Xilinx, Inc.	64,796
		763,054
	SOFTWARE - 2.9%
3,694	Activision Blizzard, Inc.	255,071
394	Adobe Systems, Inc. *	96,829
570	ANSYS, Inc. *	85,243
682	Autodesk, Inc. *	88,148
2,815	CA, Inc.	124,873
2,106	Cadence Design Systems, Inc. *	93,864
959	Citrix Systems, Inc. *	98,269
2,628	Electronic Arts, Inc. *	239,095
1,627	Fortinet, Inc. *	133,707
477	Intuit, Inc.	100,647
1,089	Micro Focus International PLC - ADR	16,705
1,201	Microsoft Corp.	128,279
2,566	Oracle Corp.	125,323
733	Red Hat, Inc. *	125,812
663	salesforce.com, Inc. *	90,990
7,049	Symantec Corp.	127,939
1,078	Synopsys, Inc. *	96,514
2,068	Take Two Interactive Software, Inc. *	266,503
		2,293,811

	SPECIALTY FINANCE - 0.7%
278	Alliance Data Systems Corp.	57,318
620	Fidelity National Information Services, Inc.	64,542
802	Fiserv, Inc. *	63,599
288	FleetCor Technologies, Inc. *	57,609
516	Global Payments, Inc.	58,943
294	MasterCard, Inc. - Class A	58,116

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018
Shares		Value
	SPECIALTY FINANCE (continued) - 0.7%
735	PayPal Holdings, Inc. *	$61,880
669	Total System Services, Inc.	60,980
436	Visa, Inc. - Class A	60,103
3,227	The Western Union Co.	58,215
		601,305
	TECHNOLOGY SERVICES - 0.7%
436	Automatic Data Processing, Inc.	62,819
499	Broadridge Financial Solutions, Inc.	58,353
2,412	Conduent, Inc. *	46,069
757	Moody's Corp.	110,128
739	MSCI, Inc.	111,131
891	Paychex, Inc.	58,352
605	S&P Global, Inc.	110,304
		557,156
	TRANSPORTATION & LOGISTICS - 0.9%
2,717	CSX Corp.	187,093
1,815	Kansas City Southern	185,057
1,166	Norfolk Southern Corp.	195,690
1,298	Union Pacific Corp.	189,793
		757,633
	UTILITIES - 0.9%
25,229	AES Corp.	367,839
10,634	NRG Energy, Inc.	384,844
		752,683

	TOTAL COMMON STOCKS (Cost $17,664,280)	19,806,861

	EXCHANGE TRADED FUNDS - 59.5%
	CONSERVATIVE ALLOCATION - 7.4%
60,000	Arrow Reserve Capital Management ETF #	6,012,000

	GLOBAL - 17.3%
535,000	Arrow DWA Country Rotation ETF # ## *	14,038,400

	GOVERNMENT- 16.9%
164,750	iShares 1-3 Year Treasury Bond ETF	13,687,430

	INFLATION PROTECTED - 5.1%
37,792	iShares TIPS Bond ETF	4,113,281

	LARGE-CAP - 6.5%
35,938	Vanguard Growth ETF	5,262,761

	SMALL-CAP - 6.3%
30,454	Vanguard Small-Cap Growth ETF	5,052,014

	TOTAL EXCHANGE TRADED FUNDS (Cost $49,425,027)	48,165,886

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018
Shares				Value
	SHORT-TERM INVESTMENTS - 14.1%
	MONEY MARKET FUND - 6.7%
5,418,238	Fidelity Institutional Money Market Fund - Government Portfolio - Class I			$5,418,238
	to yield 1.58% ^ +
Principal ($)		Coupon Rate (%)	Maturity	Value
	U.S. TREASURY BILL - 7.4% **
6,000,000	United States Treasury Bill, to yield (a) +	0.000	12/20/2018	5,982,442

	TOTAL SHORT-TERM INVESTMENT (Cost $11,401,460)			11,400,680

	TOTAL INVESTMENTS - 98.1% (Cost $78,490,767)			$79,373,427
	OTHER ASSETS LESS LIABILITIES - 1.9%			1,547,421
	NET ASSETS - 100.0%			$80,920,848

* Non-Income producing security.
** Zero Coupon Bond.
^ Money market fund; interest rate reflects seven-day effective yield on October 31, 2018.
# Affiliated Exchange Traded Fund
## Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
+ All or a portion of this investment is a holding of the ADWAB Fund Limited.
PLC - Public Limited Company
(a) All or a portion of this security is pledged as collateral for swap agreements.
ADR - American depositary receipt

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

		FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
8	Goldman Sachs & Co. LLC	Brent Crude Future ++	Jan-19	$600,320	$39,880
12	Goldman Sachs & Co. LLC	Corn Future ++	Sep-19	234,900	(5,100)
39	Goldman Sachs & Co. LLC	Dollar Index Future	Dec-18	3,779,139	99,959
7	Goldman Sachs & Co. LLC	Gasoline RBOB Future ++	Jan-19	515,176	(21,936)
2	Goldman Sachs & Co. LLC	Gold 100oz Future ++	Dec-18	243,000	400
1	Goldman Sachs & Co. LLC	LME Copper Future ++	Feb-19	149,725	(23,794)
3	Goldman Sachs & Co. LLC	LME PRI Aluminum Future ++	Oct-19	149,963	(7,219)
2	Goldman Sachs & Co. LLC	LME Zinc Future ++	Jan-19	124,863	(26,712)
8	Goldman Sachs & Co. LLC	Natural Gas Future ++	May-19	212,400	8,930
6	Goldman Sachs & Co. LLC	NY Harbor Future ++	Jun-19	557,827	(5,502)
1	Goldman Sachs & Co. LLC	Silver Future ++	Dec-18	71,410	(12,140)
5	Goldman Sachs & Co. LLC	Soybean Future ++	Nov-19	225,938	(10,225)
11	Goldman Sachs & Co. LLC	Sugar # 11 ++	Oct-19	166,813	9,486
10	Goldman Sachs & Co. LLC	Wheat Future (CBT) ++	Jul-19	267,000	(8,925)
9	Goldman Sachs & Co. LLC	WTI Crude Future ++	Mar-19	591,570	22,890
		Net Unrealized Gain from Open Long Future Contracts			$59,992

++ All of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

FINANCIAL INDEX SWAP
Notional Value at October 31,2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
3,743,032	Dunn WMA Financial Index	Societe Generale, S.A.		Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	Open-Ended Maturity	$ 76,078

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

Additional Information — Financial Index Swap Contract
The following table represents the top individual positions and related values within the financial index swap as of October 31, 2018.
Open Long Future Contracts	Description	Expiration	Counterparty	Weighted %	Unrealized Appreciation/ (Depreciation)
11	Aussie 10Yr Bond	Dec-18	Societe Generale	-4.06%	$(3,531)
6	Cfe Vix	Nov-18	Societe Generale	-0.06%	(50)
1	Emini Nasdaq	Dec-18	Societe Generale	2.84%	2,469
1	Emini S&P	Dec-18	Societe Generale	2.01%	1,746
1	Emini S&P 1 Weekly Option	Nov-18	Societe Generale	-0.01%	(13)
1	Emini S&P Monday1 W Option	Nov-18	Societe Generale	-0.02%	(16)
0	Emini S&P Wednesday 1 Option	Nov-18	Societe Generale	0.00%	(4)
84	Erx 2 Bund	Dec-18	Societe Generale	-1.69%	(1,467)
21	Erx Bobl	Dec-18	Societe Generale	-2.18%	(1,890)
84	Euribor	Dec-18	Societe Generale	-2.75%	(2,387)
17	Euro Bund	Dec-18	Societe Generale	-3.82%	(3,321)
25,874	Fx Eur/Usd	Nov-18	Societe Generale	0.01%	5
17,240	Fx Hkd/Usd	Nov-18	Societe Generale	-0.01%	(12)
3	Gilts	Dec-18	Societe Generale	-1.87%	(1,621)
6	Japan Govt Bond Ose	Dec-18	Societe Generale	-4.71%	(4,090)
36	Mexican Peso Cme	Dec-18	Societe Generale	-10.18%	(8,841)
4	Mini Dow	Dec-18	Societe Generale	4.91%	4,262
40	Short Sterling	Dec-18	Societe Generale	-4.42%	(3,840)
					$(22,601)
Open Short Future Contracts
(231)	2 Yr T-Note	Dec-18	Societe Generale	33.15%	28,803
(154)	5 Yr T-Note	Dec-18	Societe Generale	38.19%	33,178
(7)	Aussie 3 Yr Bond	Dec-18	Societe Generale	0.34%	296
(25)	Australian Dollar Cme	Dec-18	Societe Generale	8.69%	7,550
(28)	British Pound Cme	Dec-18	Societe Generale	-13.69%	(11,892)
(15)	Cac Index	Nov-18	Societe Generale	-21.86%	(18,992)
(14)	Canadian Dollar Cme	Dec-18	Societe Generale	3.58%	3,114
(2)	Cfe Vix	Dec-18	Societe Generale	-0.06%	(50)
(7)	Cfe Vix	Jan-19	Societe Generale	-0.06%	(50)
(5)	Dax Index	Dec-18	Societe Generale	-24.91%	(21,639)
(1)	Emini S&P 1 Weekly Option	Nov-18	Societe Generale	0.05%	43
(1)	Emini S&P Monday1 W Option	Nov-18	Societe Generale	0.05%	47
(0)	Emini S&P Wednesday 1 Option	Nov-18	Societe Generale	0.02%	14
(23)	Eur/Usd Cme	Dec-18	Societe Generale	9.79%	8,504
(48)	Euro_Stoxx50	Dec-18	Societe Generale	4.90%	4,261
(352)	Eurodollars	Dec-18	Societe Generale	49.03%	42,598
(2)	Ftse Index	Dec-18	Societe Generale	-1.93%	(1,678)
(40,778)	Fx Aud/Usd	Nov-18	Societe Generale	-0.16%	(143)
(21,781)	Fx Gbp/Usd	Nov-18	Societe Generale	0.02%	20
(17,862)	Fx Jpy/Usd	Nov-18	Societe Generale	0.04%	33
(3)	Hang Seng Index	Nov-18	Societe Generale	-6.64%	(5,773)
(23)	Japanese Yen Cme	Dec-18	Societe Generale	2.45%	2,130
(1)	Osk Nikkei	Dec-18	Societe Generale	-2.99%	(2,598)
(22)	Swiss Franc Cme	Dec-18	Societe Generale	10.01%	8,694
(3)	Topix Index	Dec-18	Societe Generale	-10.21%	(8,868)
(107)	US 10 Yr Notes	Dec-18	Societe Generale	41.90%	36,407
(33)	US T.Bond	Dec-18	Societe Generale	29.58%	25,696
					$129,705

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2018

COMMODITY INDEX SWAP ++
Notional Value at October 31,2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
4,933,544	Dunn WMA Commodity Index	Societe Generale, S.A.		Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	Open-Ended Maturity	$ 30,196

		Net Unrealized Appreciation on Swap Contracts				$ 106,274
++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
Additional Information — Commodity Index Swap Contract

The following table represents the top individual positions and related values within the commodity index swap as of October 31, 2018.
Open Long Future Contracts	Description	Expiration	Counterparty	Weighted %	Unrealized Appreciation/ (Depreciation)
9	Brent Oil	Feb-19	Societe Generale	6.43%	$(7,096)
5	Cotton	Dec-18	Societe Generale	0.10%	(109)
12	Crude Oil	Dec-18	Societe Generale	9.14%	(10,096)
21	Gas Oil Ldn	Dec-18	Societe Generale	-10.28%	11,346
0.3	Gasoline Blendstock	Dec-18	Societe Generale	0.58%	(636)
6	Heating Oil	Dec-18	Societe Generale	1.62%	(1,793)
23	Natural Gas	Dec-18	Societe Generale	-15.13%	16,702
					$8,318
Open Short Future Contracts
(5)	Beanmeal	Dec-18	Societe Generale	0.64%	(712)
(76)	Beanoil	Dec-18	Societe Generale	0.82%	(908)
(8)	Cocoa NY	Dec-18	Societe Generale	1.38%	(1,527)
(11)	Coffee NY	Dec-18	Societe Generale	1.12%	(1,232)
(23)	Corn	Dec-18	Societe Generale	-1.59%	1,753
(10)	Gold Cmx	Dec-18	Societe Generale	-9.27%	10,233
(18)	Hi Gr. Copper	Dec-18	Societe Generale	-1.53%	1,689
(11)	Kcbt Red Wheat	Dec-18	Societe Generale	-0.77%	848
(9)	Lean Hogs	Dec-18	Societe Generale	-1.71%	1,892
(5)	Live Cattle	Dec-18	Societe Generale	0.28%	(310)
(16)	Silver Cmx	Dec-18	Societe Generale	-13.17%	14,545
(27)	Soybeans	Jan-19	Societe Generale	5.74%	(6,334)
(20)	Sugar NY	Mar-19	Societe Generale	-2.39%	2,640
(3)	Wheat	Dec-18	Societe Generale	0.11%	(126)
					$22,451

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2018 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at October 31, 2018
Financial Risk	$76,078
Commodity Risk	30,196
Future Commodity Contracts	59,992
Total	166,266

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2018 for the Fund’s assets and liabilities measured at fair value:
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$19,806,861	$-	$-	$19,806,861
Exchange Traded Funds	48,165,886	-	-	48,165,886
Money Market Funds	5,418,238	-	-	5,418,238
U.S. Treasury Bills	-	5,982,442	-	5,982,442
Variation Margin-Open Long Futures Contracts*	59,992	-	-	59,992
Open Swap Contracts*	-	106,274	-	106,274
Total	$73,450,977	$6,088,716	$-	$79,539,693

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2018.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2018	% of Fund Net Assets at October 31,2018
ADB-CFC	12/5/12	$4,560,821	5.64%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$78,581,590	$3,468,644	$(2,676,807)	$791,837

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018
Shares		Value
	EXCHANGE TRADED FUNDS - 79.8%
	CONSERVATIVE ALLOCATION - 0.1%
1,400	Arrow Reserve Capital Management ETF +	$140,280

	CONSERVATIVE DISCRETIONARY - 9.5%
146,906	Consumer Discretionary Select Sector SPDR Fund	15,480,954

	HEALTH CARE - 9.4%
173,294	Health Care Select Sector SPDR Fund	15,371,178

	LARGE-CAP - 22.7%
175,508	iShares Edge MSCI USA Momentum Factor ETF	18,826,743
124,080	Vanguard Growth ETF	18,170,276
		36,997,019
	MID-CAP - 8.6%
217,296	First Trust Mid Cap Core AlphaDEX Fund	14,002,554

	SMALL-CAP - 17.6%
209,007	First Trust Small Cap Core AlphaDEX Fund	12,780,778
88,882	iShares S&P Small-Cap 600 Growth ETF	15,937,432
		28,718,210
	TECHNOLOGY - 11.9%
279,273	Technology Select Sector SPDR ETF	19,353,619

	TOTAL EXCHANGE TRADED FUNDS (Cost $119,420,876)	130,063,814

	SHORT-TERM INVESTMENT - 18.1%
	MONEY MARKET FUND - 18.1%
29,578,427	Fidelity Investments Money Market Fund - Government Portfolio - Class I	29,578,427
	to yield 1.93% * ++ (Cost $29,578,427)

	TOTAL INVESTMENTS - 97.9% (Cost $148,999,303)	$159,642,241
	OTHER ASSETS LESS LIABILITIES - 2.1%	3,337,040
	NET ASSETS - 100.0%	$162,979,281

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2018.
+ Affiliated Exchange Traded Fund
++ All or a portion of this investment is a holding of the ADWAT Fund Limited.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

		FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss) +
55	Goldman Sachs & Co. LLC	Brent Crude Future	Jan-19	$4,127,200	$(152,830)
46	Goldman Sachs & Co. LLC	Gasoline RBOB Future	Jan-19	3,385,444	(530,855)
52	Goldman Sachs & Co. LLC	Natural Gas Future	May-19	1,380,600	53,320
44	Goldman Sachs & Co. LLC	NY Harbor Future	Jun-19	4,090,733	(30,975)
248	Goldman Sachs & Co. LLC	WTI Crude Future	Dec-18	16,196,880	(1,096,317)
63	Goldman Sachs & Co. LLC	WTI Crude Future	Mar-19	4,140,990	(144,541)
		Net Unrealized Loss from Open Long Futures Contracts			$(1,902,198)

++ All of this investment is a holding of the ADWAT Fund Limited.

+ The amount represents fair value derivative instruments subject to commodity risk exposure as of October 31, 2018.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 130,063,814	$ -	$ -	$ 130,063,814
Short-Term Investment	29,578,427	-	-	29,578,427
Total	$ 159,642,241	$ -	$ -	$ 159,642,241
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Long Futures Contracts*	$ 1,902,198	$ -	$ -	$ 1,902,198
Total	$ 1,902,198	$ -	$ -	$ 1,902,198
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2018.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at October 31, 2018	% of Fund Net Assets at October 31, 2018
ADT-CFC	12/12/11	$4,594,872	2.82%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$148,999,303	$13,168,421	$(2,525,483)	$10,642,938

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 37.0%
	AEROSPACE/DEFENSE - 3.3%
1,000,000	TransDigm, Inc., Series B	6.375	6/15/2026	$980,000

	AUTO PARTS MANUFACTURING - 1.4%
409,000	American Axle & Manufacturing, Inc.	6.625	10/15/2022	415,135

	CABLE & SATELLITE - 1.5%
500,000	Altice Luxembourg SA, 144A	7.625	2/15/2025	426,250

	CONSUMER PRODUCTS - 1.5%
500,000	Avon Products, Inc.	7.000	3/15/2023	436,875

	CONSUMER SERVICES - 3.3%
1,000,000	APX Group, Inc., Series B	8.750	12/1/2020	975,000

	EXPLORATION & PRODUCTION - 4.2%
216,000	Denbury Resources, Inc., 144A	9.250	3/31/2022	225,180
700,000	EP Energy LLC / Everest Acquisition Finance Inc., 144A	9.375	5/1/2024	532,000
500,000	MEG Energy Corp., 144A	7.000	3/31/2024	491,250
				1,248,430
	HEALTH CARE FACILITIES & SERVICES - 3.2%
500,000	Community Health Systems, Inc.	6.250	3/31/2023	459,850
500,000	Tenet Healthcare Corp.	6.750	6/15/2023	496,875
				956,725
	LIFE INSURANCE - 1.7%
500,000	Genworth Holdings, Inc.	7.625	9/24/2021	508,750

	METALS & MINING - 1.8%
500,000	Allegheny Technologies, Inc.	7.875	8/15/2023	527,500

	OIL & GAS SERVICES & EQUIPMENT - 1.5%
500,000	Noble Holding International Ltd.	7.700	4/1/2025	455,000

	POWER GENERATION - 3.5%
1,000,000	NRG Energy, Inc., 144A	6.625	1/15/2027	1,035,000

	PUBLISHING & BROADCASTING - 3.3%
500,000	CBS Radio, Inc., 144A	7.250	11/1/2024	470,625
500,000	Clear Channel Worldwide Holdings, Inc., Series B	7.625	3/15/2020	499,375
				970,000
	SOFTWARE & SERVICES - 1.8%
500,000	Solera Finance, Inc., 144A	10.500	3/1/2024	542,515

	TRAVEL & LODGING - 1.7%
500,000	Diamond Resorts International, Inc., 144A	7.750	9/1/2023	511,875

	TELECOMMUNICATIONS - 3.3%
500,000	Frontier Communications Corp.	7.625	4/15/2024	300,000

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	TELECOMMUNICATIONS (continued) - 3.3%
394,000	Intelsat Jackson Holdings SA, Series B	7.500	4/1/2021	$398,925
365,000	Windstream Services LLC	9.000	6/30/2025	262,690
				961,615

	TOTAL CORPORATE BONDS (Cost $11,515,631)			10,950,670
Shares
	EXCHANGE TRADED FUNDS - 44.6%
	CONSERVATIVE ALLOCATION - 44.6%
134,877	Arrow Reserve Capital Management ETF + (Cost $13,194,272)			13,214,053

	SHORT TERM INVESTMENT - 13.3%
	MONEY MARKET FUND - 13.3%
3,945,702	Fidelity Investments Money Market Funds Government Portfolio - Class I,			3,945,702
	to yield 1.58% ^ (Cost - $3,945,702)

	TOTAL INVESTMENTS - 94.9% (Cost $28,655,605)			$28,110,425
	OTHER ASSETS LESS LIABILITIES - 5.1%			1,517,142
	NET ASSETS - 100.0%			$29,627,567

^ Money market fund; interest rate reflects seven-day effective yield on October 31, 2018.
+ Affiliated Exchange Traded Fund
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At October 31, 2018, 144A securities amounted to $ 4,234,695 or 14.29% of net assets

Arrow Dynamic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

FUTURES CONTRACT
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
59	Goldman Sachs & Co. LLC	US Ultra Bond CBT	Dec-18	$ 8,803,906	$ (112,469)
		Unrealized Loss from Short Futures Contracts			$ (112,469)

^ All collateral for open future/swap contracts consists of cash included as Deposits with brokers on the Statement of Assets and Liabilities.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2) Consists of premium paid of $392,795 and current asset value of $257,885. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2018 categorized by risk exposure:
Risk Exposure Category			Unrealized Gain/(Loss) at October 31, 2018
Credit Default Swap			$ (71,901)
Futures - Interest Contract			(112,469)
Interest Rate Contract			44,619
Total			$ (139,751)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The notional value of the derivative instruments outstanding as of October 31, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$10,950,670	$-	$10,950,670
Exchange Traded Fund	13,214,053	-	-	13,214,053
Money Market Fund	3,945,702	-	-	3,945,702
Open Swap Contracts *	-	44,619	-	44,619
Total	$17,159,755	$10,995,289	$-	$28,155,044
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$-	$71,901	$-	$71,901
Variation Margin- Open Short Future Contract *	112,469	-	-	112,469
Total	$112,469	$71,901	$-	$184,370
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2018.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$28,655,605	$234,292	$(779,472)	$(545,180)

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018
Shares					Value
	EXCHANGE TRADED FUND - 49.6%
	CONSERVATIVE ALLOCATION - 49.6%
501,910	Arrow Reserve Capital Management ETF + (Cost $50,285,120)				$50,291,404

	SHORT-TERM INVESTMENTS - 44.4%
	MONEY MARKET FUND - 4.6%
4,621,523	Fidelity Investments Money Market Fund - Government Portfolio - Class I				4,621,523
	to yield 1.58% ** ++

Principal Amount ($)		Coupon Rate (%)		Maturity
	U.S. TREASURY BILL - 39.8% ^
40,500,000	United States Treasury Bill, to yield 2.10% (a)	0.000	*	12/20/2018	40,381,481

	TOTAL SHORT-TERM INVESTMENTS (Cost $45,008,209)				45,003,004

	TOTAL INVESTMENTS - 94.0% (Cost $95,293,329)				$95,294,408
	OTHER ASSETS LESS LIABILITIES - 6.0%				6,047,004
	NET ASSETS - 100.0%				$101,341,412

^ Zero Coupon Bonds
* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2018.
+ Affiliated Exchange Traded Fund
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”). In the Fund’s N-CSR filing filed on October 11, 2018 for the fiscal year ended July 31, 2018, this investment was incorrectly attributed as a holding of Arrow MFS Fund Limited, rather than the MFT Fund.
(a) Pledged as collateral for swap agreements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

FINANCIAL INDEX SWAP
Notional Value at October 31, 2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
42,211,630	Dunn WMA Financials Index	Societe Generale, S.A.		Investment returns of the financial component of the WMA program of Dunn Capital Management, LLC.	Open-Ended Maturity	$ 856,803

Additional Information — Financial Index Swap Contract

The following table represents the top individual positions and related values within the financial index swap as of October 31, 2018.

Open Long Future Contracts	Description	Expiration	Counterparty	Weighted %	Unrealized Appreciation/ (Depreciation)
121	Aussie 10Yr Bond	Dec-18	Societe Generale	-4.65%	$(39,816)
69	Cfe Vix	Nov-18	Societe Generale	-0.07%	(562)
8	Emini Nasdaq	Dec-18	Societe Generale	3.25%	27,844
16	Emini S&P	Dec-18	Societe Generale	2.30%	19,691
6	Emini S&P 1 Weekly Option	Nov-18	Societe Generale	-0.02%	(145)
6	Emini S&P Monday1 W Option	Nov-18	Societe Generale	-0.02%	(177)
6	Emini S&P Wednesday 1 Option	Nov-18	Societe Generale	0.00%	(41)
950	Erx 2 Bund	Dec-18	Societe Generale	-1.93%	(16,543)
232	Erx Bobl	Dec-18	Societe Generale	-2.49%	(21,315)
942	Euribor	Dec-18	Societe Generale	-3.14%	(26,917)
195	Euro Bund	Dec-18	Societe Generale	-4.37%	(37,458)
291,793	Fx Eur/Usd	Nov-18	Societe Generale	0.01%	52
194,427	Fx Hkd/Usd	Nov-18	Societe Generale	-0.02%	(135)
35	Gilts	Dec-18	Societe Generale	-2.13%	(18,286)
65	Japan Govt Bond Ose	Dec-18	Societe Generale	-5.38%	(46,123)
403	Mexican Peso Cme	Dec-18	Societe Generale	-11.64%	(99,707)
44	Mini Dow	Dec-18	Societe Generale	5.61%	48,059
452	Short Sterling	Dec-18	Societe Generale	-5.05%	(43,301)
					$(254,880)

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

Open Short Future Contracts	Description	Expiration	Counterparty	Weighted %	Unrealized Appreciation/ (Depreciation)
(2,600)	2 Yr T-Note	Dec-18	Societe Generale	37.91%	$324,818
(1,735)	5 Yr T-Note	Dec-18	Societe Generale	43.67%	374,161
(75)	Aussie 3 Yr Bond	Dec-18	Societe Generale	0.39%	3,339
(284)	Australian Dollar Cme	Dec-18	Societe Generale	9.94%	85,150
(316)	British Pound Cme	Dec-18	Societe Generale	-15.65%	(134,115)
(173)	Cac Index	Nov-18	Societe Generale	-25.00%	(214,183)
(155)	Canadian Dollar Cme	Dec-18	Societe Generale	4.10%	35,117
(26)	Cfe Vix	Dec-18	Societe Generale	-0.07%	(562)
(76)	Cfe Vix	Jan-19	Societe Generale	-0.07%	(562)
(57)	Dax Index	Dec-18	Societe Generale	-28.48%	(244,026)
(6)	Emini S&P 1 Weekly Option	Nov-18	Societe Generale	0.06%	482
(6)	Emini S&P Monday1 W Option	Nov-18	Societe Generale	0.06%	530
(6)	Emini S&P Wednesday 1 Option	Nov-18	Societe Generale	0.02%	152
(265)	Eur/Usd Cme	Dec-18	Societe Generale	11.19%	95,903
(536)	Euro_Stoxx50	Dec-18	Societe Generale	5.61%	48,059
(3,966)	Eurodollars	Dec-18	Societe Generale	56.07%	480,399
(17)	Ftse Index	Dec-18	Societe Generale	-2.21%	(18,921)
(459,873)	Fx Aud/Usd	Nov-18	Societe Generale	-0.19%	(1,611)
(245,630)	Fx Gbp/Usd	Nov-18	Societe Generale	0.03%	221
(201,435)	Fx Jpy/Usd	Nov-18	Societe Generale	0.04%	366
(33)	Hang Seng Index	Nov-18	Societe Generale	-7.60%	(65,109)
(256)	Japanese Yen Cme	Dec-18	Societe Generale	2.80%	24,026
(8)	Osk Nikkei	Dec-18	Societe Generale	-3.42%	(29,300)
(246)	Swiss Franc Cme	Dec-18	Societe Generale	11.44%	98,042
(38)	Topix Index	Dec-18	Societe Generale	-11.67%	(100,007)
(1,212)	US 10 Yr Notes	Dec-18	Societe Generale	47.92%	410,575
(377)	US T.Bond	Dec-18	Societe Generale	33.82%	289,785
					$1,462,729

COMMODITY INDEX SWAP ++
Notional Value at October 31, 2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
58,134,490	Dunn WMA Commodity Index	Societe Generale, S.A.		Investment returns of the commodity component of the WMA program of Dunn Capital Management, LLC.	Open-Ended Maturity	$ 350,465

			Total Net Unrealized Appreciation on Swap Contract			$ 1,207,268

Additional Information — Commodity Index Swap Contract

The following table represents the top 50 individual positions and related values within the commodity index swap as of October 31, 2018.

Open Long Future Contracts	Description	Expiration	Counterparty	Weighted %	Unrealized Appreciation/ (Depreciation)
102	Brent Oil	Feb-19	Societe Generale	-23.86%	$(83,611)
65	Cotton	Dec-18	Societe Generale	-0.37%	(1,290)
138	Crude Oil	Dec-18	Societe Generale	-33.95%	(118,967)
252	Gas Oil Ldn	Dec-18	Societe Generale	38.15%	133,696
4	Gasoline Blendstock	Dec-18	Societe Generale	-2.14%	(7,492)
66	Heating Oil	Dec-18	Societe Generale	-6.03%	(21,129)
275	Natural Gas	Dec-18	Societe Generale	56.16%	196,808
					$98,015
Open Short Future Contracts
(65)	Beanmeal	Dec-18	Societe Generale	-2.40%	(8,395)
(891)	Beanoil	Dec-18	Societe Generale	-3.05%	(10,696)
(95)	Cocoa NY	Dec-18	Societe Generale	-5.13%	(17,996)
(129)	Coffee NY	Dec-18	Societe Generale	-4.14%	(14,518)
(276)	Corn	Dec-18	Societe Generale	5.89%	20,658
(117)	Gold Cmx	Dec-18	Societe Generale	34.40%	120,577
(214)	Hi Gr. Copper	Dec-18	Societe Generale	5.68%	19,904
(136)	Kcbt Red Wheat	Dec-18	Societe Generale	2.85%	9,993
(106)	Lean Hogs	Dec-18	Societe Generale	6.36%	22,297
(61)	Live Cattle	Dec-18	Societe Generale	-1.04%	(3,650)
(191)	Silver Cmx	Dec-18	Societe Generale	48.90%	171,387
(312)	Soybeans	Jan-19	Societe Generale	-21.30%	(74,632)
(232)	Sugar NY	Mar-19	Societe Generale	8.88%	31,114
(40)	Wheat	Dec-18	Societe Generale	-0.42%	(1,486)
					$264,557

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2018 categorized by risk exposure:
Risk Exposure Category		Unrealized Gain/(Loss) at October 31, 2018
Financial Index		$ 856,803
Commodity Risk		350,465
Total		$ 1,207,268

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The notional value of the derivative instruments outstanding as of October 31, 2018 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Trade Fund	$50,291,404	$-	$-	$50,291,404
Short-Term Investment	4,621,523	-	-	4,621,523
U.S. Treasury Bill	-	40,381,481	-	40,381,481
Open Swap Contracts *	-	1,207,268	-	1,207,268
Total	$54,912,927	$41,588,749	$-	$96,501,676
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

* Derivative instruments include cumulative net unrealized gain or loss on swaps open as of October 31, 2018.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2018	% of Fund Net Assets at October 31, 2018
AMFSF-CFC	11/6/09	$21,397,305	21.11%

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$95,293,329	$6,284	$(5,205)	$1,079

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/27/2018

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/27/2018